Organization, Principal Activities, and Basis of Presentation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Accounting Policies [Abstract]
Financial term	1 year
Accumulated deficit	$ 66.5	$ 69.6	$ 39.8